FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2024
D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	September 30, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$71,516,443	$71,516,443	$-	$-

	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$-	$-	$-	$-